Leases (Details)	3 Months Ended		12 Months Ended		3 Months Ended		1 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 Lab space [Member] USD ($)	Mar. 31, 2014 Lab space [Member] DKK	Mar. 27, 2014 Office space [Member] USD ($)	Mar. 27, 2014 Office space [Member] DKK	Jul. 01, 2014 Office space [Member] Subsequent Event [Member] USD ($)	Jul. 01, 2014 Office space [Member] Subsequent Event [Member] DKK
Operating Leased Assets [Line Items]
Rental payments for Operating Leases	$ 7,255	$ 31,775	$ 65,702	$ 76,969	$ 1,107	6,000	$ 1,844	10,000	$ 3,689	20,000